Contingencies (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	2 Months Ended	0 Months Ended		2 Months Ended
	Sep. 15, 2011 item	Mar. 18, 2014 item	Feb. 10, 2011 item	Sep. 15, 2011 item	Mar. 29, 2014 item	Nov. 01, 2014	Feb. 01, 2014	Dec. 03, 2013 item
Commitments and Contingencies
Aggregate estimate of possible loss						$ 10	$ 9
Employee claims | Rea claims
Commitments and Contingencies
Number of plaintiffs	4
Number of certified members								200
Consumer Class Action Claims | Data security incident
Commitments and Contingencies
Number of class actions filed		5
Additional purported class action lawsuits		5
Consumer Class Action Claims | Zip Code Claims [Member]
Commitments and Contingencies
Number of class actions filed			3
Additional purported class action lawsuits			3
Michaels Stores Inc [Member] | Employee claims | Rea claims
Commitments and Contingencies
Number of plaintiffs				4
Number of certified members								200
Michaels Stores Inc [Member] | Consumer Class Action Claims | Data security incident
Commitments and Contingencies
Number of class actions filed					4
Additional purported class action lawsuits					4